Income Taxes - Tax Effects of Temporary Differences That Give Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax liabilities:
Property, plant and equipment	$ 7,547	$ 10,927
Operating right-of-use-assets	16,108	23,260
Goodwill	39,014	37,150
Intangible assets	950,055	1,078,302
Investments in foreign subsidiaries	52,408	1,587
Other	7,982	7,467
Total deferred tax liabilities recognized	1,073,114	1,158,693
Deferred tax assets:
Operating loss and tax credits carryforwards	124,150	88,697
Property, plant and equipment	9,082	6,010
Operating lease liabilities	20,190	27,593
Intangible assets	2,166	3,602
Stock compensation	17,605	21,862
Other liabilities	84,928	66,933
Unearned revenue	23,748	66,565
Other	8,774	9,155
Total deferred tax assets	290,643	290,417
Valuation allowance for deferred tax assets	(42,967)	(43,379)	$ (45,500)
Deferred tax assets recognized	247,676	247,038
Overall net deferred tax liability	$ (825,438)	$ (911,655)